Stock-Based Compensation (Stock Options Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y
Stock Options Activity
Outstanding at Beginning	353,452	291,591
Granted	95,899	73,910
Exercised	(39,562)	(7,150)
Forfeited		(4,899)
Outstanding at End	409,789	353,452
Exercisable at End	183,419	95,568
Outstanding at Beginning, Weighted Average Exercise Price per Option	$ 27.65	$ 24.63
Granted, Weighted Average Exercise Price per Option	$ 38.21	$ 40.26
Exercised, Weighted Average Exercise Price per Option	$ 15.26	$ 29.97
Forfeited, Weighted Average Exercise Price per Option		$ 34.64
Outstanding at End, Weighted Average Exercise Price per Option	$ 31.32	$ 27.65
Exercisable at End, Weighted Average Exercise Price per Option	$ 25.39	$ 34.70
Outstanding at End, Weighted Average Remaining Contractual Term (in years)	7.71	7.27
Exercisable at End, Weighted Average Remaining Contractual Term (in years)	6.04	5.51
Outstanding at End, Aggregate Intrinsic Value	$ 3.2	$ 3.0
Exercisable at End, Aggregate Intrinsic Value	$ 2.5	$ 0.2